Bank Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets)	$ 30,637	$ 28,390
Tier 1 Capital (to Risk Weighted Assets)	28,043	25,932
Tier 1 Capital (to Average Assets)	28,043	25,932
Total Capital (to Risk Weighted Assets)	14.68%	14.44%
Tier 1 Capital (to Risk Weighted Assets)	13.44%	13.19%
Tier 1 Capital (to Average Assets)	7.73%	7.46%
Total Capital (to Risk Weighted Assets)	16,694	15,731
Tier 1 Capital (to Risk Weighted Assets)	8,347	7,865
Tier 1 Capital (to Average Assets)	14,520	13,896
Total Capital (to Risk Weighted Assets)	20,868	19,664
Tier 1 Capital (to Risk Weighted Assets)	12,521	11,798
Tier 1 Capital (to Average Assets)	$ 18,150	$ 17,370
Minimum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets)	8.00%	8.00%
Tier 1 Capital (to Risk Weighted Assets)	4.00%	4.00%
Tier 1 Capital (to Average Assets)	4.00%	4.00%
Total Capital (to Risk Weighted Assets)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets)	6.00%	6.00%
Tier 1 Capital (to Average Assets)	5.00%	5.00%